Exhibit 99.1

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$55,697,270.71	0.2980855	$48,226,665.25	0.2581036	$7,470,605.46
Total Securities	$55,697,270.71	0.0579667	$48,226,665.25	0.0501917	$7,470,605.46

Weighted Avg. Coupon (WAC)	5.62%		5.66%
Weighted Avg. Remaining Maturity (WARM)	15.73		15.13
Pool Receivables Balance	$69,881,637.20		$62,305,490.48
Remaining Number of Receivables	18,520		16,694

Adjusted Pool Balance	$69,087,168.36		$61,616,562.90

III. COLLECTIONS

Principal:
Principal Collections	$7,437,584.66
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$115,855.41
Total Principal Collections	$7,553,440.07

Interest:
Interest Collections	$332,418.43
Late Fees & Other Charges	$24,816.75
Interest on Repurchase Principal	$-
Total Interest Collections	$357,235.18

Collection Account Interest	$172.25
Reserve Account Interest	$124.49
Servicer Advances	$-

Total Collections	$7,910,971.99

1 of 3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$7,910,971.99
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$7,910,971.99
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$58,234.70	$-	$58,234.70	$58,234.70
Collection Account Interest					$172.25
Late Fees & Other Charges					$24,816.75
Total due to Servicer					$83,223.70

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$113,715.26		$113,715.26

Total interest:		$113,715.26		$113,715.26	$113,715.26

Available Funds Remaining:					$7,714,033.03

3. Principal Distribution Amount:					$7,470,605.46

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$7,470,605.46
Class A Notes Total:		7,470,605.46		$7,470,605.46
Total Noteholders Principal				$7,470,605.46

4. Available Amounts Remaining to reserve account					243,427.57

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					243,427.57

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$794,468.84
Beginning Period Amount	$794,468.84
Current Period Amortization	$105,541.26
Ending Period Required Amount	$688,927.58
Ending Period Amount	$688,927.58
Next Distribution Date Required Amount	$594,050.87

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$13,389,897.65	$13,389,897.65	$13,389,897.65
Overcollateralization as a % of Adjusted Pool		19.38%	21.73%	21.73%

2 of 3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.56%	16,287	96.21%	$59,945,247.86
30 - 60 Days	1.91%	319	3.01%	$1,875,272.82
61 - 90 Days	0.41%	69	0.62%	$386,928.67
91 + Days	0.11%	19	0.16%	$98,041.13
		16,694		$62,305,490.48
Total
Delinquent Receivables 61 + days past due	0.53%	88	0.78%	$484,969.80
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.45%	83	0.69%	$479,674.89
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.42%	82	0.69%	$534,909.13
Three-Month Average Delinquency Ratio	0.47%		0.72%

Repossession in Current Period		11		$70,520.92
Repossession Inventory		47		$35,602.77

Charge-Offs
Gross Principal of Charge-Off for Current Period				$138,562.06
Recoveries				$(115,855.41)
Net Charge-offs for Current Period				$22,706.65

Beginning Pool Balance for Current Period				$69,881,637.20

Net Loss Ratio				0.39%
Net Loss Ratio for 1st Preceding Collection Period				-0.25%
Net Loss Ratio for 2nd Preceding Collection Period				-1.11%
Three-Month Average Net Loss Ratio for Current Period				-0.32%

Cumulative Net Losses for All Periods				$10,835,569.92
Cumulative Net Losses as a % of Initial Pool Balance				0.99%

Principal Balance of Extensions				$350,018.68
Number of Extensions				50

3 of 3